Business acquisitions - Schedule of detailed information about actual operating results of acquirees (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [Line Items]
Sales	$ 5
Operating loss	(2)
Loss	(1)
Business combination, one-time Inventory adjustment expense	$ 2